SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant risks and uncertainties
Cash and cash equivalents	$ 104,084	$ 158,691
Currency Concentration Risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Cash and cash equivalents	$ 42,068	$ 65,375
Concentration risk, Percentage	41.00%	42.00%